CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CAPITAL AND FINANCIAL RISK MANAGEMENT
Long-term debt	$ 738.2	$ 1,235.5
Current portion of long-term debt		199.9
Total debt	738.2	1,435.4
Common shareholders' equity	$ 8,576.0	$ 6,861.6
Total debt/ total debt and common shareholders' equity ratio	7.90%	17.30%
Minimum
CAPITAL AND FINANCIAL RISK MANAGEMENT
Company target	0.00%	0.00%
Maximum
CAPITAL AND FINANCIAL RISK MANAGEMENT
Company target	30.00%	30.00%